PROVISIONS AND CONTINGENT LIABILITIES - Changes in provisions of financial guarantees and loan commitments (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
PROVISIONS AND CONTINGENT LIABILITIES
Beginning balance	$ (27,940,140)
Ending Balance	(25,674,195)	$ (27,940,140)
Stage Three
PROVISIONS AND CONTINGENT LIABILITIES
Beginning balance	(1,006,275)
Ending Balance	(1,031,773)	(1,006,275)
Stage Three | Allowance
PROVISIONS AND CONTINGENT LIABILITIES
Beginning balance	667,528
Ending Balance	752,028	667,528
Financial guarantees and loan commitments | Allowance
PROVISIONS AND CONTINGENT LIABILITIES
Beginning balance	281,906	235,766
Provisions recognised during the period	77,697	91,492
Provisions reversed during the period	(87,442)	(57,481)
Translation adjustment	(17,542)	12,129
Ending Balance	254,619	281,906
Financial guarantees and loan commitments | Stage One | Allowance
PROVISIONS AND CONTINGENT LIABILITIES
Beginning balance	140,574	104,204
Transfers	34,443	24,198
Transfer to stage 1	33,530	25,578
Transfer to stage 2	2,384	119
Transfer to stage 3	(1,471)	(1,499)
Provisions recognised during the period	56,254	60,707
Provisions reversed during the period	(60,779)	(55,730)
Translation adjustment	(12,155)	7,195
Ending Balance	158,337	140,574
Financial guarantees and loan commitments | Stage Two | Allowance
PROVISIONS AND CONTINGENT LIABILITIES
Beginning balance	82,615	59,825
Transfers	(23,490)	1,873
Transfer to stage 1	(24,858)	(17,581)
Transfer to stage 2	4,992	21,547
Transfer to stage 3	(3,624)	(2,093)
Provisions recognised during the period	11,515	22,636
Provisions reversed during the period	(20,306)	(6,559)
Translation adjustment	(5,276)	4,840
Ending Balance	45,058	82,615
Financial guarantees and loan commitments | Stage Three | Allowance
PROVISIONS AND CONTINGENT LIABILITIES
Beginning balance	58,717	71,737
Transfers	(10,953)	(26,071)
Transfer to stage 1	(8,672)	(7,997)
Transfer to stage 2	(7,376)	(21,666)
Transfer to stage 3	5,095	3,592
Provisions recognised during the period	9,928	8,149
Provisions reversed during the period	(6,357)	4,808
Translation adjustment	(111)	94
Ending Balance	$ 51,224	$ 58,717